Revenue Recognition - Impact on Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended										8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (10,807)	$ 684,385	$ (54,202)	$ (31,770)	$ (376,911)	$ (33,840)	$ (241,792)	$ (26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	$ 598,413	$ (301,839)	$ (678,750)	$ (111,295)	$ (76,307)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets	17,302	32,508				52,671							130,791	160,973	211,639	236,788	246,753
Depreciation	925	1,073				2,880							7,348	8,360	11,434	8,818	8,160
Stock-based and long-term incentive compensation	26												912	751	310	3,183	2,598
Deferred income tax expense	0												0	1,987	(14,087)	(4,026)	4,140
Non-cash legal settlement reserve (related insurance recovery)															(2,750)
Amortization of debt discount and deferred debt costs	0												0	5,472	33,452	6,819	6,936
Refinancing expense	0	0				5,697							5,214	5,697	12,238	0	9,500
Unrealized loss on derivative financial instruments, net	0												4,577	0	3,151	0	0
Charged to Expense	912												7,558	8,511	12,300	11,014	10,785
Goodwill impairment	0												0	214,400	563,549	0	0
Other non-cash activity, net	117												(462)	2,040	24	(4,291)	(4,595)
Changes in assets and liabilities:
Trade receivables	(1,183)												(6,271)	(9,028)	(12,776)	(9,790)	(11,032)
Prepaid expenses and other assets	(736)												2,760	(9,769)	(11,046)	(2,160)	446
Subscriber accounts - deferred contract costs	(162)												(2,193)	(4,529)	(5,418)	(3,064)	(2,947)
Payables and other liabilities	6,776												36,690	(8,568)	(18,767)	(4,792)	(3,910)
Net cash provided by operating activities	13,170												115,615	74,458	104,503	150,204	190,527
Cash flows from investing activities:
Capital expenditures	(1,123)												(7,100)	(11,513)	(14,903)	(14,393)	(9,178)
Cost of subscriber accounts acquired	(8,012)												(83,814)	(111,531)	(140,450)	(142,909)	(201,381)
Net cash used in investing activities	(9,135)												(90,914)	(123,044)	(155,353)	(157,302)	(210,559)
Cash flows from financing activities:
Proceeds from long-term debt	5,000												253,100	218,950	248,800	187,950	1,280,700
Payments on long-term debt	(5,000)												(379,666)	(136,600)	(184,100)	(175,250)	(1,238,059)
Payments of financing costs	0												(7,404)	(5,015)	(9,682)	0	(16,946)
Value of shares withheld for share-based compensation	0												(18)	(83)	(93)	(477)	(121)
Dividend to Ascent Capital															(5,000)	(5,000)	(5,000)
Net cash (used in) provided by financing activities	0												(2,438)	72,252	49,925	7,223	20,574
Net decrease in cash, cash equivalents and restricted cash	4,035												22,263	23,666	(925)	125	542
Cash, cash equivalents and restricted cash at beginning of period	24,640			2,377	26,968			3,302				$ 3,177	2,377	3,302	3,302	3,177	2,635
Cash, cash equivalents and restricted cash at end of period	$ 28,675	$ 24,640			2,377	$ 26,968			3,302				24,640	26,968	2,377	3,302	$ 3,177
Adjustments | Impact of adoption of Topic 606
Cash flows from operating activities:
Net loss															(7,703)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets															7,487
Depreciation															0
Stock-based and long-term incentive compensation															0
Deferred income tax expense															0
Non-cash legal settlement reserve (related insurance recovery)															0
Amortization of debt discount and deferred debt costs															0
Refinancing expense															0
Unrealized loss on derivative financial instruments, net															0
Charged to Expense															0
Goodwill impairment															0
Other non-cash activity, net															0
Changes in assets and liabilities:
Trade receivables															0
Prepaid expenses and other assets															6,379
Subscriber accounts - deferred contract costs															89
Payables and other liabilities															(581)
Net cash provided by operating activities															5,671
Cash flows from investing activities:
Capital expenditures															0
Cost of subscriber accounts acquired															(5,671)
Net cash used in investing activities															(5,671)
Cash flows from financing activities:
Proceeds from long-term debt															0
Payments on long-term debt															0
Payments of financing costs															0
Value of shares withheld for share-based compensation															0
Dividend to Ascent Capital															0
Net cash (used in) provided by financing activities															0
Net decrease in cash, cash equivalents and restricted cash															0
Cash, cash equivalents and restricted cash at beginning of period				0				0					0	0	0
Cash, cash equivalents and restricted cash at end of period					0				0						0	0
Balances without adoption of Topic 606
Cash flows from operating activities:
Net loss															(686,453)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets															219,126
Depreciation															11,434
Stock-based and long-term incentive compensation															310
Deferred income tax expense															(14,087)
Non-cash legal settlement reserve (related insurance recovery)															(2,750)
Amortization of debt discount and deferred debt costs															33,452
Refinancing expense															12,238
Unrealized loss on derivative financial instruments, net															3,151
Charged to Expense															12,300
Goodwill impairment															563,549
Other non-cash activity, net															24
Changes in assets and liabilities:
Trade receivables															(12,776)
Prepaid expenses and other assets															(4,667)
Subscriber accounts - deferred contract costs															(5,329)
Payables and other liabilities															(19,348)
Net cash provided by operating activities															110,174
Cash flows from investing activities:
Capital expenditures															(14,903)
Cost of subscriber accounts acquired															(146,121)
Net cash used in investing activities															(161,024)
Cash flows from financing activities:
Proceeds from long-term debt															248,800
Payments on long-term debt															(184,100)
Payments of financing costs															(9,682)
Value of shares withheld for share-based compensation															(93)
Dividend to Ascent Capital															(5,000)
Net cash (used in) provided by financing activities															49,925
Net decrease in cash, cash equivalents and restricted cash															(925)
Cash, cash equivalents and restricted cash at beginning of period				$ 2,377				$ 3,302					$ 2,377	$ 3,302	3,302
Cash, cash equivalents and restricted cash at end of period					$ 2,377				$ 3,302						$ 2,377	$ 3,302